Significant Related Party Transactions and Balances - Schedule of Remuneration of Key Management Personnel (Details)	6 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Remuneration of Key Management Personnel [Abstract]
Salaries and related costs	RM 94,088	$ 21,058	RM 185,265
Defined contribution plan	11,244	2,517	22,151
Total	RM 105,332	$ 23,575	RM 207,416